Cover	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	CRIMSON WINE GROUP, LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54866
Entity Tax Identification Number	13-3607383
Entity Address, Address Line One	5901 Silverado Trail
Entity Address, City or Town	Napa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94558
City Area Code	800
Local Phone Number	486-0503
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001562151
Amendment Flag	false